1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2016
Summary Of Significant Accounting Policies And Organization Tables
Antidilutive Securities Excluded from Computation of Earnings Per Share
	December 31, 2016	December 31, 2015

Stock Warrants (Exercise price - $0.001/share)	47,800,000	34,000,000
Convertible Preferred Stock	2	2
Total	47,800,002	34,000,002

Schedule of income taxes
	2016	2015

Expected income tax recovery (expense) at the statutory rate of 34%	(1,045,001)	$(724,717)
Tax effect of expenses that are not deductible for income tax purposes (net of other amounts deductible for tax purposes)	534,325	229,561
Change in valuation allowance	510,677	495,156

Provision for income taxes	$-	$-

Schedule of deferred income taxes
	Years Ended December,
	2016	2015

Deferred tax liability:	$-	$-
Deferred tax asset
Net Operating Loss Carryforward	2,813,989	3,324,665
Valuation allowance	(2,813,989	(3,324,665)
Net deferred tax asset	-	-
Net deferred tax liability	$-	$-

Schedule of fair Value of Financial Instruments
	December 31, 2016	December 31, 2015
Level 1	$-	$-
Level 2	-	-
Level 3	-	-
Total	$-	$-

Concentration of credit risk

At December 31, 2016 and December 31, 2015, the Company had a concentration of accounts receivable of:

Customer	December 31, 2016	December 31, 2015
Customer A	100%	0%
Customer A	$31,858	$-

For the years ended December 31, 2016 and December 31, 2015, the Company had a concentration of sales of:

Customer	December 31, 2016	December 31, 2015
Customer A	100%	0%
Customer A	$31,858	$-